3. INCOME TAXES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Current tax provision	$ 500	$ 1,197	$ 1,197	$ 1,528
Deferred tax provision	(66,821)	(30,447)	(30,447)	(47,447)
Valuation allowance	66,821	30,447	30,447	47,447
Total income tax provision	$ 500	$ 1,197	$ 1,197	$ 1,528